Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 29, 2012
Meidell Tactical Advantage ETF (Prospectus Summary) | Meidell Tactical Advantage ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MEIDELL TACTICAL ADVANTAGE ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Meidell Tactical Advantage ETF (the "Fund") seeks to provide long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary emphasis on capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.
During the most recent fiscal year, the Fund's portfolio turnover rate was 817%
of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	817.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is considered a "fund of funds" that seeks to achieve its investment objective by primarily investing in other exchange traded funds (the "Underlying
ETFs") that offer diversified exposure to global regions, countries, styles
(market capitalization, value, growth, etc.) or sectors, and other exchange-traded products ("ETPs"), including, but not limited to, exchange-traded notes ("ETNs"), exchange-traded currency trusts, and closed-end funds. The Fund primarily invests in U.S.-listed domestic and foreign equity, fixed income, and commodity ETFs and
ETPs.

American Wealth Management (the "Sub-Advisor") seeks to achieve the Fund's investment objective by managing a tactical strategy that has the ability to dynamically rebalance the Fund's portfolio from as much as 100% equity assets to
100% fixed income assets or cash and cash equivalents depending on market trends. This is a long-only tactical strategy that seeks to minimize portfolio losses by rotating out of higher volatility assets and into lower volatility assets when the Sub-Advisor believes there are significant risks in the equity markets. Risk management is an integral part of the Sub-Advisor's investment strategy. The Fund will not invest in leveraged or inverse exchange-traded funds.

The Sub-Advisor uses a quantitative tactical methodology to identify the Underlying
ETFs and ETPs believed to be participating in long-term "durable trends" within the market. This model enables the Sub- Advisor to evaluate, rank and select the appropriate mix of investments in Underlying ETFs and ETPs given market conditions.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the selection of
Underlying ETFs and ETPs and the allocation of assets among such Underlying ETFs and ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. may result in a shareholder's inability to buy or sell shares of the Fund on that day.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market
(e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. The Fund's investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund's portfolio holdings.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Portfolio Turnover Risk. The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to "regulated investment companies," the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income ("qualifying income"). Certain of the Fund's investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Shares of the Fund may trade below their net asset value ("NAV").
The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the
Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying Fund Investment Risk. Through its investments in the Underlying ETFs or ETPs, the Fund will be subject to the risks associated with the Underlying
ETFs' or ETPs' investments, including the possibility that the value of the securities held by an Underlying ETF or ETP could decrease. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation and
Underlying ETF or ETP's asset allocation.

  Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

  Concentration Risk. An Underlying ETF or ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

  Credit Risk. Certain of the Underlying ETFs and ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the
  Underlying ETF's or ETP's share price to fall. The Underlying ETFs and ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

  Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF's or ETP's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

  Equity Risk. The prices of equity securities in which an Underlying ETF invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

  Fixed Income Risk. An Underlying ETF's or ETP's investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Underlying ETF or ETP to hold securities paying lower- than-market rates of interest, which could hurt the Fund's yield or share price.

  Foreign Currency Risk. Currency movements may negatively impact the value of an
  Underlying ETF or ETP security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the
  Underlying ETFs and ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETFs and ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

  Foreign Securities Risk. An Underlying ETF's or ETP's investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at time, more volatile than securities of comparable U.S. companies.

  "Growth" Investing Risk. An Underlying ETF or ETP may pursue a "growth style"
  of  investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

  High-Yield Risk. An Underlying ETF or ETP may invest in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments.

  Income Risk. An Underlying ETF or ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an
  Underlying ETF's or ETP's income producing investments may decline which then may adversely affect the Fund's value.

  Interest Rate Risk. An Underlying ETF's or ETP's investments in fixed income securities are subject to the risk that interest rates rise and fall over time.
  As with any investment whose yield reflects current interest rates, an
  Underlying ETF's or ETP's yield will change over time. During periods when interest rates are low, an Underlying ETF's or ETP's yield (and total return)
  also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or ETP anticipates interest rate trends imprecisely, the
  Underlying ETF or ETP could miss yield opportunities or its share price could fall.

  Investment Risk. An investment in an Underlying ETF or ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF or ETP. Further, there is no guarantee that an
  Underlying ETF or ETP will be able to achieve its objective.

  Large-Capitalization Risk. An Underlying ETF or ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

  Mid-Capitalization Risk. An Underlying ETF or ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

  Small-Capitalization Risk. An Underlying ETF or ETP may invest in small-cap companies. Small- capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.
  In particular, small- capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when small-cap stocks fall behind other types of investments - large-cap stocks, for instance - the Underlying ETF's or ETP's performance could be reduced.

  "Value" Investing Risk. Because it may invest in value stocks, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Advisor's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in an Underlying ETF or ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.advisorshares.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Meidell Tactical Advantage ETF (Prospectus Summary) | Meidell Tactical Advantage ETF | Meidell Tactical Advantage ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	1.20%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	2.49%
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	3.92%	[2]
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(2.34%)	[3]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.58%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the "Board").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,988

[1]	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" do not reflect the operating expenses of exchange-traded products in which the fund invests that are not investment companies, including exchange-traded notes and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the "1940 Act").
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in the Acquired Funds.
[3]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.35% of the Fund's average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the "Board"). This agreement is limited to the Fund's direct operating expenses and, therefore, does not apply to "Acquired Fund Fees and Expenses." The expense limitation agreement (i) may be terminated at any time by the Board, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.